Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Promissory Notes

NOTE 7: PROMISSORY NOTES

The Company has outstanding promissory notes in the amount of $5,000 (December 31, 2015 - $30,000). The promissory note bears 10% annual interest and was due in 2012. As of March 31, 2016, the note is in default and there has been no request for payment.

NOTE 6:	PROMISSORY NOTES

The Company has outstanding promissory notes in the amount of $30,000 (December 31, 2014 - $30,000). The promissory notes bear 10% annual interest and were due in 2012. As of December 31, 2015, the notes are in default and there has been no request for payment.